Document and Entity Information	Nov. 09, 2026
Document And Entity Information [Line Items]
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001823466
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39672
Entity Tax Identification Number	88-3772307
Entity Address, Address Line One	1201 Pennsylvania Avenue NW
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20004
City Area Code	(202)
Local Phone Number	793-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false